PROPERTY, PLANT AND EQUIPMENT - Property and equipment items pledged in guarantee (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property and equipment pledged in guarantee	R$ 95,980	R$ 78,631